S000053131 [Member] Average Annual Total Returns - UBS Select Government Institutional Fund	12 Months Ended	60 Months Ended	101 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	2.38%	1.95%
Performance Inception Date			Jul. 26, 2016